Gains or losses on non financial assets and investments, net (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disposal Of Assets Not Classified As Noncurrent Assets Held For Sale [Abstract]
Gains		R$ 11,627	R$ 1,798	R$ 12,584
Tangible and intangible assets		11,627	1,798	12,575
Investments		0	0	9
Losses		(37,103)	(66,100)	(8,768)
Tangible and intangible assets		(37,103)	(13,719)	(7,547)
Investments	[1]	0	(52,381)	(1,221)
Total		R$ (25,476)	R$ (64,302)	R$ 3,816

[1]	In 2017, includes the amount of R$41,999 related to the sale of BW Guirapa I S.A.